SEGMENT REPORTING - Segment information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Number of reportable business segments | segment	2	2
Revenue	$ 12,778,262	$ 7,633,776	[1]	$ 9,949,057	[1]
Depreciation and Amortization	1,574,913	1,570,593		1,262,108
(Loss) income from Operations	(4,168,484)	(2,680,849)	[1]	(1,038,873)	[1]
Net Profit or Loss	(4,618,050)	(3,123,069)	[1]	(1,119,009)	[1]
Interest expense, net	449,566	853,983	[1]	863,871	[1]
Capital Expenditures		671,587		1,060,124
Total Property and Equipment, net	6,776,116	7,596,990	[2]	7,399,412	[2]	$ 6,261,425
Total Assets	17,595,407	16,957,713	[2]	17,560,148	[2]
Total Liabilities	9,609,411	9,251,624	[2]	12,229,451	[2]
Depreciation and amortization	38,864	40,906	[1]	47,537	[1]
Education
Disclosure of operating segments [line items]
Revenue	9,676,052	5,618,210		5,517,061
Depreciation and Amortization	426,740	616,195		276,798
(Loss) income from Operations	(2,153,975)	306,710		(1,205,784)
Net Profit or Loss	(2,252,794)	(53,722)
Interest expense, net	98,819	107,833
Capital Expenditures		437,764		423,959
Total Property and Equipment, net	15,442	10,881		11,519
Total Assets	5,122,967	3,336,242		3,523,344
Total Liabilities	3,589,315	5,852,323		4,468,709
Campus
Disclosure of operating segments [line items]
Revenue	3,102,210	2,015,566		4,431,996
Depreciation and Amortization	1,148,173	954,398		985,310
(Loss) income from Operations	(2,014,508)	(2,987,559)		166,911
Net Profit or Loss	(2,365,255)	(3,069,347)
Interest expense, net	350,747	746,150		863,871
Capital Expenditures		233,823		636,165
Total Property and Equipment, net	6,760,674	7,586,109		7,387,893
Total Assets	12,472,440	13,621,471		14,036,804
Total Liabilities	6,020,096	3,399,301		7,760,742
Campus | Cost of revenue
Disclosure of operating segments [line items]
Depreciation and amortization	1,109,309	937,773		913,492
Campus | Operating expenses.
Disclosure of operating segments [line items]
Depreciation and amortization	$ 38,864	$ 47,537		$ 40,906

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination
[2]	Restatements in Note 35 to align with IFRS 3 book value method for business combination